Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Organization and Description of Business
Ashford Inc. is a Maryland corporation formed on April 2, 2014, that provides asset management, advisory and other products and services primarily to clients in the hospitality industry. Ashford Inc. currently provides asset management and advisory services to Ashford Hospitality Trust, Inc. (“Ashford Trust”) and Braemar Hotels & Resorts Inc. (“Braemar”), formerly Ashford Hospitality Prime, Inc. Ashford Trust commenced operating in August 2003 and is focused on investing in full service hotels in the upscale and upper-upscale segments in the U.S. that have revenue per available room (“RevPAR”) generally less than twice the national average. Braemar commenced operating in November 2013 and invests primarily in luxury hotels and resorts with RevPAR of at least twice the U.S. national average. Each of Ashford Trust and Braemar is a real estate investment trust (“REIT”) as defined in the Internal Revenue Code, and the common stock of each of Ashford Trust and Braemar is traded on the NYSE. The common stock of Ashford Inc. is listed on the NYSE American. As of March 31, 2018, Ashford Trust held approximately 598,000 shares of Ashford Inc. common stock, which represented an approximate 28.4% ownership interest in Ashford Inc., and Braemar held approximately 195,000 shares, which represented an approximate 9.3% ownership interest in Ashford Inc.
Ashford Inc. conducts its advisory and asset management business through its operating subsidiary, Ashford Hospitality Advisors LLC (“Ashford LLC”), a Delaware limited liability company. We conduct our hospitality products and services business through an operating entity, Ashford Hospitality Services, LLC. We own most of our assets through Ashford LLC and Ashford Hospitality Services, LLC.
In our capacity as the advisor to Ashford Trust and Braemar, we are responsible for implementing the investment strategies and managing the day-to-day operations of Ashford Trust and Braemar, in each case subject to the supervision and oversight of the respective board of directors of such entity. We provide the personnel and services necessary to allow each of Ashford Trust and Braemar to conduct its respective business. We may also perform similar functions for new or additional platforms. We are not responsible for managing the day-to-day operations of the individual hotel properties owned by either Ashford Trust or Braemar, which duties are the responsibility of the hotel management companies that operate the hotel properties owned by Ashford Trust and Braemar.
On April 6, 2017, Ashford Inc. entered into the Amended and Restated Limited Liability Company Agreement (the “Amended and Restated LLC Agreement”) of Ashford Hospitality Holdings LLC, a Delaware limited liability company and a subsidiary of the Company (“Ashford Holdings”), in connection with the merger (the “Merger”) of Ashford Merger Sub LLC, a Delaware limited liability company, with and into Ashford LLC, with Ashford LLC surviving the Merger as a wholly-owned subsidiary of Ashford Holdings. Ashford Holdings is owned 99.8% by Ashford Inc. and 0.2% by noncontrolling interest holders. The terms of the Amended and Restated LLC Agreement are consistent with the terms of the Amended and Restated Limited Liability Company Agreement of Advisors. The Merger was effectuated in order to facilitate our investments in businesses that provide products and services to the hospitality industry.
On April 6, 2017, we acquired a 70% interest in Pure Rooms by issuing equity in our subsidiary, PRE Op Co LLC (“Pure Rooms”), with a fair value of $425,000 to the sellers and contributing $97,000 of cash. Pure Rooms’ patented 7-step purification process treats a room’s surfaces, including the air, and removes up to 99% of pollutants. See note notes 2, 4, 10, 11 and 14 to our condensed consolidated financial statements.
On November 1, 2017, we acquired an 85% controlling interest in a privately held company that conducts the business of J&S Audio Visual in the United States, Mexico, and the Dominican Republic (“J&S”) for approximately $25.5 million. J&S provides an integrated suite of audio visual services including show and event services, hospitality services, creative services and design & integration services to its customers in various venues including hotels and convention centers in the United States, Mexico and the Dominican Republic. See notes 2, 4, 10, 11 and 14 to our condensed consolidated financial statements.
On January 2, 2018, the Company granted 8,962 shares of restricted common stock to the OpenKey redeemable noncontrolling interest holder in connection with the purchase of 519,647 shares of the outstanding membership interests in OpenKey, Inc. The restricted common stock was granted pursuant to the exemption from the registration requirements under the Securities Act provided under Section 4(a)(2) thereunder and vests three years from the grant date.
On January 16, 2018, the Company closed on the acquisition of certain assets related to RED Hospitality & Leisure LLC ("RED") for $970,000 cash, comprised of a $750,000 deposit paid on December 11, 2017, which was reflected on our consolidated balance sheet as “other assets” as of December 31, 2017, and an additional $220,000 paid on January 16, 2018. On March 23, 2018, the RED operating subsidiary acquired additional assets for $1.0 million. The Company owns an 80% interest in RED, a premier provider of watersports activities and other travel and transportation services in the U.S. Virgin Islands.
The accompanying condensed consolidated financial statements reflect the operations of our advisory and asset management business, hospitality products and services business, and entities that we consolidate. In this report, the terms the “Company,” “we,” “us” or “our” refers to Ashford Inc. and all entities included in its condensed consolidated financial statements.

Organization and Description of Business
Ashford Inc. is a Maryland corporation formed on April 2, 2014 that provides asset management, advisory and other products and services primarily to clients in the hospitality industry. Ashford Inc. currently provides asset management and advisory services to Ashford Hospitality Trust, Inc. (“Ashford Trust”) and Ashford Hospitality Prime, Inc. (“Ashford Prime”). Ashford Trust commenced operating in August 2003 and is focused on investing in full service hotels in the upscale and upper-upscale segments in the U.S. that have revenue per available room (“RevPAR”) generally less than twice the national average. Ashford Prime invests primarily in luxury hotels and resorts with RevPAR of at least twice the U.S. national average. Ashford Prime became a publicly traded company in November 2013 upon the completion of its spin-off from Ashford Trust. Each of Ashford Trust and Ashford Prime is a real estate investment trust (“REIT”) as defined in the Internal Revenue Code, and the common stock of each of Ashford Trust and Ashford Prime is traded on the NYSE. The common stock of Ashford Inc. is listed on the NYSE American Exchange. Ashford Trust held approximately 598,000 shares of Ashford Inc. common stock, which represented an approximate 28.6% ownership interest in Ashford Inc. Ashford Prime held approximately 195,000 shares, which represented an approximate 9.3% ownership interest in Ashford Inc. as of December 31, 2017.
Ashford Inc. was formed through a spin-off of Ashford Trust’s asset management business in November 2014. The spin-off was completed by means of a distribution of common stock of Ashford Inc. and common units of Ashford Hospitality Advisors LLC (“Ashford LLC”), a Delaware limited liability company formed on April 5, 2013. Ashford LLC had no operations until November 19, 2013, the date of the Ashford Prime spin-off. As part of the Ashford Inc. spin-off from Ashford Trust, Ashford LLC became a subsidiary of Ashford Inc. on November 12, 2014. We conduct our advisory business through an operating entity, Ashford LLC. We conduct our hospitality services business through an operating entity, Ashford Hospitality Services, LLC. We own most of our assets through Ashford LLC and Ashford Hospitality Services, LLC.
On April 6, 2017, Ashford Inc. entered into the Amended and Restated Limited Liability Company Agreement (the “Amended and Restated LLC Agreement”) of Ashford Hospitality Holdings LLC, a Delaware limited liability company and a subsidiary of the Company (“Ashford Holdings”), in connection with the merger (the “Merger”) of Ashford Merger Sub LLC, a Delaware limited liability company, with and into Ashford LLC, with Ashford LLC surviving the Merger as a wholly-owned subsidiary of Ashford Holdings. Ashford Holdings is owned 99.8% by Ashford Inc. and 0.2% by noncontrolling interest holders. The terms of the Amended and Restated LLC Agreement are consistent with the terms of the Amended and Restated Limited Liability Company Agreement of Advisors. The Merger was effectuated in order to facilitate our investments in businesses that provide products and services to the hospitality industry.
Ashford Investment Management, LLC (“AIM”) is an indirect subsidiary of the Company, established to serve as an investment advisor to any private securities funds sponsored by us or our affiliates (the “Funds”) and is a registered investment advisor with the Securities and Exchange Commission (the “SEC”). AIM REHE Funds GP, LP (“AIM GP”), or an affiliate of AIM GP, serves as the general partner of any Funds. AIM Management Holdco, LLC (“Management Holdco”) owns 100% of AIM. We, through Ashford LLC, own 100% of Management Holdco. AIM Performance Holdco, LP (“Performance Holdco”) owns 99.99% of AIM GP with the remaining 0.01% general partner interest owned by our wholly-owned subsidiary, AIM General Partner, LLC. We, through Ashford LLC and our 100% ownership interest in AIM General Partner, LLC, own approximately 60% of Performance Holdco, and Mr. Monty J. Bennett, our chief executive officer and chairman of our board of directors, and Mr. J. Robison Hays, III, our chief strategy officer and a member of the board of directors, own, in the aggregate, 40% of Performance Holdco. AIM, AIM GP, Management Holdco, Performance Holdco and AIM General Partner, LLC are all consolidated by Ashford Inc. as it has control.
During the first quarter of 2017, AIM served as investment advisor to Ashford Quantitative Alternative Master Fund, L.P. (the “AQUA Master Fund”), an investment partnership formed under the laws of the Cayman Islands and commenced operations on January 15, 2015. The Master Fund was organized for the purpose of purchasing, selling (including short sales), investing and trading in investments and engaging in financial transactions, including borrowing, financing, pledging, hedging and other derivative transactions. The Master Fund had one limited partner: Ashford Quantitative Alternatives (U.S.), LP (the “AQUA U.S. Fund”), a U.S. investment limited partnership. The AQUA U.S. Fund invested substantially all of its assets in the Master Fund. The Master Fund was managed by AIM GP and AIM. The AQUA Master Fund and the AQUA U.S. Fund are collectively known as the “AQUA Fund.”
AIM was entitled to receive an investment management fee equal to 1.5% to 2.0% of the beginning quarterly capital account balance of certain limited partners. AIM GP served as the general partner to the AQUA U.S. Fund and the AQUA Master Fund. As such, it was entitled to receive a performance allocation, which was earned annually and equaled 15% to 20% of positive changes in the capital account balance of certain of its limited partners. Ashford Trust and other limited partners were not obligated to pay any portion of the management fee or the performance allocation to AIM or AIM GP, as applicable, but do share pro rata in all other applicable expenses.
On March 7, 2017, AIM GP, the general partner of the AQUA U.S. Fund, provided written notice to the AQUA U.S. Fund's limited partners of its election to dissolve the AQUA U.S. Fund pursuant to Section 6.1(a) of the Second Amended and Restated Limited Partnership Agreement of the AQUA U.S. Fund as of March 31, 2017 (the “Dissolution Date”). In connection with the dissolution of the AQUA U.S. Fund, the AQUA Master Fund was liquidated in accordance with the laws of the Cayman Islands. The balance of all limited partners' capital accounts in the AQUA U.S. Fund was distributed to limited partners in cash, and thereafter limited partners ceased to be a limited partner of the AQUA U.S. Fund. As of December 31, 2017, the AQUA U.S. Fund was fully dissolved.
On April 6, 2017, we acquired a 70% interest in Pure Rooms. Pure Rooms’ patented 7-step purification process treats a room’s surfaces, including the air, and removes up to 99% of pollutants. To consummate the acquisition, Ashford Hospitality Services LLC (“AHS”), a subsidiary of Ashford Inc., entered into an Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”) with PRE Opco, LLC (“Pure Rooms”), pursuant to which AHS became the sole owner of the common equity, or Series A Units. In conjunction with the LLC Agreement, AHS contributed $97,000 cash to Pure Rooms as required by the LLC Agreement. Pursuant to the Asset and Liability Contribution Agreement (the “Contribution Agreement”), by and among Pure Rooms (as contributee) and PAFR, LLC, the members of PAFR, LLC and Brault Enterprises, LLC (collectively, the “Sellers”), the Sellers contributed liabilities, net of assets, of the predecessor operating company, Pure Rooms NA, LLC, with a fair value of $532,000 in exchange for certain equity interests in Pure Rooms, including 30% of the Series A Units, 100% of the Series B-1 Units, and 50% of the Series B-2 Units. The fair value of the remaining equity consideration included $42,000 of Series A Units, $181,000 of Series B-1 Units, and $202,000 of Series B-2 Units, totaling $425,000. As a result of the Contribution Agreement, our equity interest in Pure Rooms was 70%. See note 4 to our consolidated financial statements.
On November 1, 2017, we acquired an 85% controlling interest in a privately held company that conducts the business of J&S Audio Visual in the United States, Mexico, and the Dominican Republic (“J&S”) for approximately $25.5 million. J&S provides an integrated suite of audio visual services including show and event services, hospitality services, creative services and design & integration services to its customers in various venues including hotels and convention centers in the United States, Mexico and the Dominican Republic. See notes 2, 4, 13, 14 and 17 to our consolidated financial statements.
On January 16, 2018, the Company closed on the acquisition of certain assets related to RED Hospitality & Leisure LLC ("RED") for $970,000 cash, comprised of a $750,000 deposit paid on December 11, 2017, which is reflected on our consolidated balance sheet as “other assets” as of December 31, 2017, and an additional $220,000 paid on January 16, 2018. The Company owns an 80% interest in RED, a premier provider of watersports activities and other travel and transportation services in the U.S. Virgin Islands. See note 22 to our consolidated financial statements.
The accompanying consolidated financial statements reflect the operations of our asset and investment management business including the AQUA Fund (through March 31, 2017, the date of its dissolution) and entities that we consolidate. Our asset and investment management business provides asset and investment management, accounting and legal services to Ashford Trust, Ashford Prime and the AQUA Fund. In this report, the terms the “Company,” “we,” “us” or “our” refers to Ashford Inc. and all entities included in its consolidated financial statements.